Financial risk management - Disclosure of effects of hedge accounting on financial position and year-to-date performance for each type of hedge (Details)	12 Months Ended
	Mar. 31, 2023 GBP (£)	Mar. 31, 2022 GBP (£)
Foreign currency and interest rate risk | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	(4,779,000,000)	(3,362,000,000)
Balance of fair value hedge adjustments in borrowings, Continuing hedges	£ 789,000,000	£ 437,000,000
Balance of fair value hedge adjustments in borrowings, Discontinued hedges	(43,000,000)	(55,000,000)
Change in value used for calculating ineffectiveness, Hedged item	398,000,000	340,000,000
Change in value used for calculating ineffectiveness, Hedging instrument	(351,000,000)	(301,000,000)
Hedge ineffectiveness	47,000,000	£ 39,000,000
Foreign currency and interest rate risk | Fair value hedges | Impacted by Interest Rate Benchmark Reform amendments
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional		(2,556,000,000)
Nominal amount of hedging instruments in hedging relationships to which amendments for interest rate benchmark reform are applied	859,000,000	£ 806,000,000
Foreign currency and interest rate risk | Fair value hedges | Borrowings
Disclosure of detailed information about hedging instruments [line items]
Hedged borrowings	4,042,000,000	2,966,000,000
Foreign currency and interest rate risk | Fair value hedges | Borrowings | Current liabilities
Disclosure of detailed information about hedging instruments [line items]
Hedged borrowings	511,000,000	0
Foreign currency and interest rate risk | Fair value hedges | Borrowings | Non-current liabilities
Disclosure of detailed information about hedging instruments [line items]
Hedged borrowings	£ 3,531,000,000	£ 2,966,000,000
Foreign currency and interest rate risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	(9,357,000,000)	(6,287,000,000)
Balance in cash flow hedge reserve, Continuing hedges	£ (73,000,000)	£ (48,000,000)
Balance in cash flow hedge reserve, Discontinued hedges	0	0
Change in value used for calculating ineffectiveness, Hedged item	149,000,000	74,000,000
Change in value used for calculating ineffectiveness, Hedging instrument	(154,000,000)	(74,000,000)
Hedge ineffectiveness	£ (5,000,000)	£ 0
Foreign currency and interest rate risk | Cash flow hedges | Impacted by Interest Rate Benchmark Reform amendments
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional		(100,000,000)
Currency risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	(537,000,000)	(835,000,000)
Balance in cash flow hedge reserve, Continuing hedges	£ (3,000,000)	£ (40,000,000)
Balance in cash flow hedge reserve, Discontinued hedges	0	1,000,000
Change in value used for calculating ineffectiveness, Hedged item	(35,000,000)	18,000,000
Change in value used for calculating ineffectiveness, Hedging instrument	35,000,000	(18,000,000)
Hedge ineffectiveness	£ 0	£ 0
Currency risk | Net investment hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	(3,095,000,000)	(3,489,000,000)
Balance in translation reserve, Continuing hedges	£ (129,000,000)	£ (125,000,000)
Balance in translation reserve, Discontinued hedges	(2,457,000,000)	(2,643,000,000)
Change in value used for calculating ineffectiveness, Hedged item	198,000,000	125,000,000
Change in value used for calculating ineffectiveness, Hedging instrument	(198,000,000)	(125,000,000)
Hedge ineffectiveness	£ 0	£ 0
Currency risk | Net investment hedges | Impacted by Interest Rate Benchmark Reform amendments
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional		0